UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
April 30, 2024
T. ROWE PRICE
TOUS	International Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

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T. ROWE PRICE INTERNATIONAL EQUITY ETF

Market Commentary
Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period—a weaker U.S. dollar versus some major European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P 500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets during the period, although first-quarter gross domestic product growth— according to a preliminary estimate—slowed from the level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases— 12-month consumer price index inflation dropped from 6.4% to 3.3% over the course of 2023—Federal Reserve policymakers helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in 2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the world.
Global economies have displayed continued resilience in the year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Portfolio Summary
SECTOR DIVERSIFICATION
	Percent of Net Assets
	10/31/23	4/30/24
Financials	20.5%	20.5%
Industrials and Business Services	15.9	16.6
Health Care	13.6	13.6
Information Technology	10.4	10.5
Consumer Discretionary	11.2	10.0
Consumer Staples	7.9	7.3
Materials	6.7	6.8
Energy	5.7	5.6
Communication Services	4.1	4.0
Utilities	2.1	2.0
Real Estate	1.4	1.6
Other and Reserves	0.5	1.5
Total	100.0%	100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of Net Assets
4/30/24
Novo Nordisk, Denmark	3.3%
TotalEnergies, France	2.8
ASML Holding, Netherlands	2.5
Airbus, France	2.1
AstraZeneca, United Kingdom	2.1
Bawag, Austria	1.7
AIA Group, Hong Kong	1.5
SAP, Germany	1.4
Sartorius Stedim Biotech, France	1.4
Unilever, United Kingdom	1.4
Rolls-Royce Holdings, United Kingdom	1.3
Amadeus IT, Spain	1.2
HSBC Holdings, United Kingdom	1.2
Siemens, Germany	1.2
Toyota Motor, Japan	1.2
Experian, United Kingdom	1.1
Hoshizaki, Japan	1.1
AXA, France	1.0
BE Semiconductor Industries, Netherlands	1.0
Galp Energia SGPS, Portugal	1.0
Heineken, Netherlands	1.0
ING Groep, Netherlands	1.0
Roche Holding, Switzerland	1.0
Tokyo Electron, Japan	1.0
UniCredit, Italy	1.0
Total	36.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

FUND EXPENSE EXAMPLE (continued)
International Equity ETF
	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 to 4/30/24
Actual	$1,000.00	$1,183.50	$2.71
Hypothetical (assumes 5% return before expenses)	1,000.00	1,022.38	2.51

*	Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.50%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	6 Months Ended	6/14/23 (1) Through
	4/30/24	10/31/23
NET ASSET VALUE
Beginning of period	$ 22.70	$ 25.00
Investment activities
Net investment income(2) (3)	0.34	0.15
Net realized and unrealized gain/loss	3.82	(2.45)
Total from investment activities	4.16	(2.30)
Distributions
Net investment income	(0.13)	-
NET ASSET VALUE
End of period	$ 26.73	$ 22.70
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	18.35%	(9.20)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.50% (5)	0.50% (5)
Net expenses after waivers/payments by Price Associates	0.50% (5)	0.50% (5)
Net investment income	2.61% (5)	1.60% (5)
Portfolio turnover rate	15.7%	8.9%
Net assets, end of period (in thousands)	$ 80,196	$ 61,282

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

April 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.4%
Common Stocks 0.4%
MercadoLibre (USD) (1)	214	312
Total Argentina (Cost $333)		312
AUSTRALIA 3.4%
Common Stocks 3.4%
BHP Group, Class DI (GBP)	16,723	462
Brambles	34,442	324
Coles Group	23,383	244
Downer EDI	106,011	318
National Australia Bank	19,141	415
Northern Star Resources	24,997	237
Qantas Airways (1)	38,054	143
South32	123,928	283
Telstra Group	75,300	178
Worley	9,673	93
Total Australia (Cost $2,736)		2,697
AUSTRIA 2.0%
Common Stocks 2.0%
BAWAG Group	22,924	1,369
OMV	4,341	206
Total Austria (Cost $1,307)		1,575
CANADA 0.6%
Common Stocks 0.6%
Magna International (USD) (2)	2,572	123
Nutrien	6,952	367
Total Canada (Cost $560)		490

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
CHINA 0.3%
Common Stocks 0.3%
Alibaba Group Holding, ADR (USD)	3,032	227
Total China (Cost $270)		227
DENMARK 3.5%
Common Stocks 3.5%
Genmab (1)	454	126
Novo Nordisk, Class B	20,838	2,672
Total Denmark (Cost $1,927)		2,798
FINLAND 0.4%
Common Stocks 0.4%
Sampo, Class A	7,238	294
Total Finland (Cost $292)		294
FRANCE 15.5%
Common Stocks 15.5%
Airbus	10,170	1,674
ArcelorMittal	16,335	408
AXA	23,047	796
BNP Paribas	6,104	439
Dassault Aviation	1,988	426
Edenred	4,331	206
Engie (1)	26,833	466
EssilorLuxottica	1,870	399
Eurofins Scientific	11,624	712
Euronext	3,477	313
Legrand	3,047	313
LVMH Moet Hennessy Louis Vuitton	894	734
Pluxee (1)	8,226	254
Safran	1,693	367
Sanofi	3,692	365
Sartorius Stedim Biotech	5,332	1,148

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Schneider Electric	848	193
SEB	1,300	154
Thales	1,756	295
TotalEnergies	31,074	2,256
Ubisoft Entertainment (1)	8,745	206
Vinci	2,416	283
Total France (Cost $12,082)		12,407
GERMANY 7.0%
Common Stocks 7.0%
Allianz	2,590	735
BASF	5,017	263
Covestro (1)	6,897	345
Deutsche Telekom	28,318	649
DHL Group	10,266	430
E.ON	19,904	264
Fresenius SE & KGaA	3,367	100
Heidelberg Materials	4,683	471
KION Group	3,042	140
Mercedes-Benz Group	2,236	169
SAP	6,230	1,125
Siemens	5,106	957
Total Germany (Cost $5,204)		5,648
HONG KONG 2.9%
Common Stocks 2.9%
AIA Group	161,600	1,183
Galaxy Entertainment Group	86,000	386
HKT Trust & HKT	135,000	149
Hong Kong Exchanges & Clearing	3,800	121
Sands China (1)	72,000	170
Techtronic Industries	22,000	304
Total Hong Kong (Cost $2,881)		2,313

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank	7,430	368
Total Hungary (Cost $277)		368
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	9,194	253
Total India (Cost $220)		253
IRELAND 0.2%
Common Stocks 0.2%
Kingspan Group	2,270	202
Total Ireland (Cost $204)		202
ITALY 4.8%
Common Stocks 4.8%
Davide Campari-Milano	70,811	710
Enel	72,483	476
Ferrari	1,526	628
Intesa Sanpaolo	175,933	659
Stellantis	29,280	648
UniCredit	20,799	763
Total Italy (Cost $3,452)		3,884
JAPAN 19.3%
Common Stocks 19.3%
Asahi Group Holdings	12,100	414
Daiwa Securities Group	20,100	148
Fast Retailing	1,900	497
Fujitsu	8,000	124
Hitachi	7,500	692
Hoshizaki	25,600	882
Isetan Mitsukoshi Holdings	12,600	177

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Kao	8,200	338
Keyence	1,500	660
MatsukiyoCocokara	21,900	310
Mitsubishi Chemical Group	47,500	277
Mitsubishi Electric	23,300	406
Mitsubishi Estate	21,700	398
Mitsubishi UFJ Financial Group	59,500	593
Mitsui	6,300	304
Mitsui Fudosan	58,800	598
Mizuho Financial Group	12,500	242
Murata Manufacturing	28,600	523
Nippon Sanso Holdings	11,900	353
Nippon Steel	22,800	511
Nippon Telegraph & Telephone	353,900	382
Nitori Holdings	1,500	201
Nomura Real Estate Holdings	10,100	283
ORIX	28,000	573
Otsuka Holdings	7,100	303
Panasonic Holdings	32,300	282
Resona Holdings	40,700	257
Seven & i Holdings	18,600	240
Shionogi	6,600	308
Sompo Holdings	25,800	511
Sony Group	3,700	306
Stanley Electric	11,100	196
SUMCO	19,300	288
Sumitomo	17,700	465
Suntory Beverage & Food	6,600	215
Taiheiyo Cement	7,900	181
Takeda Pharmaceutical	11,200	294
Tokyo Electron	3,700	812
Toyota Motor	40,800	931
Total Japan (Cost $14,348)		15,475

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
LUXEMBOURG 0.3%
Common Stocks 0.3%
CVC Capital Partners (1)	13,903	252
Total Luxembourg (Cost $208)		252
NETHERLANDS 8.2%
Common Stocks 8.2%
AerCap Holdings (USD) (1)	3,830	324
Akzo Nobel	3,940	260
ASML Holding	2,297	2,001
BE Semiconductor Industries	6,228	826
Heineken	8,118	790
ING Groep	51,548	815
Koninklijke Ahold Delhaize	5,232	159
Koninklijke KPN	72,484	263
Koninklijke Philips	16,874	448
Prosus	11,272	377
Universal Music Group	11,043	325
Total Netherlands (Cost $6,006)		6,588
NORWAY 0.2%
Common Stocks 0.2%
Equinor	6,410	171
Total Norway (Cost $160)		171
PORTUGAL 1.1%
Common Stocks 1.1%
Galp Energia SGPS	35,776	768
Jeronimo Martins	5,583	115
Total Portugal (Cost $635)		883
SINGAPORE 1.0%
Common Stocks 1.0%
DBS Group Holdings	12,650	322

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
United Overseas Bank	22,593	501
Total Singapore (Cost $764)		823
SOUTH KOREA 0.5%
Common Stocks 0.5%
Samsung Electronics	6,658	370
Total South Korea (Cost $373)		370
SPAIN 2.4%
Common Stocks 2.4%
Amadeus IT Group, Class A	15,270	969
Banco Santander (2)	97,849	476
Iberdrola	36,902	453
Total Spain (Cost $1,938)		1,898
SWEDEN 2.2%
Common Stocks 2.2%
Assa Abloy, Class B	12,613	333
Boliden	5,078	167
Essity Aktiebolag, Class B	6,780	169
Hexagon, Class B	28,122	294
Sandvik (2)	11,885	237
Swedbank, Class A	19,283	369
Telefonaktiebolaget LM Ericsson, Class B	46,868	238
Total Sweden (Cost $1,773)		1,807
SWITZERLAND 3.5%
Common Stocks 3.5%
Julius Baer Group	3,859	207
Nestle	4,764	478
Novartis	3,978	386
Roche Holding	3,412	818
Sonova Holding	1,896	524

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Zurich Insurance Group	849	411
Total Switzerland (Cost $3,175)		2,824
TAIWAN 0.8%
Common Stocks 0.8%
Taiwan Semiconductor Manufacturing	26,000	623
Total Taiwan (Cost $486)		623
UNITED KINGDOM 17.3%
Common Stocks 17.3%
3i Group	7,544	270
Amcor (AUD)	12,930	115
AstraZeneca, ADR (USD)	22,410	1,700
Auto Trader Group	22,976	199
Barclays	238,964	602
BP	94,002	606
BT Group	237,720	304
Bunzl	10,371	398
CRH	4,920	381
Endava, ADR (USD) (1)	16,203	470
Experian	21,930	884
Glencore	60,021	349
GSK, ADR (USD)	15,541	644
HSBC Holdings	111,188	964
Imperial Brands	28,487	651
Informa	33,955	336
Intermediate Capital Group	21,460	559
Next	1,890	212
Prudential	28,622	249
Rentokil Initial	74,181	374
Rolls-Royce Holdings (1)	205,151	1,052
Shell	13,370	475
Smiths Group	12,730	257
Taylor Wimpey	186,549	306

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Unilever	21,007	1,087
Wise, Class A (1)	22,053	212
WPP	20,826	209
Total United Kingdom (Cost $12,994)		13,865
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, 5.25% (3)	698,249	698
Total Short-Term Investments (Cost $698)		698
SECURITIES LENDING COLLATERAL 0.9%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.37% (3)(4)	708,204	708
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		708
Total Securities Lending Collateral (Cost $708)		708
Total Investments 100.3% of Net Assets (Cost $76,011)		$80,453

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at April 30, 2024. See Note 4.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
AUD	Australian Dollar
GBP	British Pound
SEK	Swedish Krona
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	5/2/24	USD	5	SEK	54	$—
Net unrealized gain (loss) on open forward currency exchange contracts						$—

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$ —	$—	$—++
Totals	$—#	$—	$ —+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 4/30/24
T. Rowe Price Government Reserve Fund	$ —	¤	¤	$ 708
	Total			$708^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $708.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

April 30, 2024 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $76,011)	$80,453
Dividends receivable	381
Foreign currency (cost $104)	103
Total assets	80,937
Liabilities
Obligation to return securities lending collateral	708
Investment management and administrative fees payable	33
Total liabilities	741
NET ASSETS	$ 80,196
Net assets consists of:
Total distributable earnings (loss)	$ 4,816
Paid-in capital applicable to 3,000,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	75,380
NET ASSETS	$80,196
NET ASSET VALUE PER SHARE	$ 26.73
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $118)	$ 1,170
Securities lending	1
Total income	1,171
Investment management and administrative expense	188
Net investment income	983
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(839)
In-kind redemptions	961
Forward currency exchange contracts	1
Foreign currency transactions	4
Net realized gain	127
Change in net unrealized gain / loss
Securities	10,730
Other assets and liabilities denominated in foreign currencies	(8)
Change in unrealized gain / loss	10,722
Net realized and unrealized gain / loss	10,849
INCREASE IN NET ASSETS FROM OPERATIONS	$ 11,832
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	6/14/23 Through
	4/30/24	10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 983	$ 300
Net realized gain (loss)	127	(647)
Change in net unrealized gain / loss	10,722	(6,288)
Increase (decrease) in net assets from operations	11,832	(6,635)
Distributions to shareholders
Net earnings	(375)	—
Capital share transactions*
Shares sold	11,581	69,113
Shares redeemed	(4,124)	(1,196)
Increase in net assets from capital share transactions	7,457	67,917
Net Assets
Increase during period	18,914	61,282
Beginning of period	61,282	-
End of period	$80,196	$61,282
*Share information
Shares sold	450	2,750
Shares redeemed	(150)	(50)
Increase in shares outstanding	300	2,700
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

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Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

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NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

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instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford

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greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,053	$74,994	$—	$79,047
Short-Term Investments	698	—	—	698
Securities Lending Collateral	708	—	—	708
Total	$5,459	$74,994	$—	$80,453
NOTE  3  –   DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value,

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increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance  return, or to adjust  credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2024, the fund held foreign exchange derivatives with a fair value of less than $1,000.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)	Location of Gain (Loss) on Statement of Operations
Forward Currency Exchange Contracts
Realized Gain (Loss)
Foreign exchange derivatives	$1
Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require

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the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of April 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities

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from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from

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borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2024, the value of loaned securities was $650,000; the value of cash collateral and related investments was $708,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $15,824,000 and $11,679,000, respectively, for the six months ended April 30, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $7,207,000 and $4,117,000, respectively, for the six months ended April 30, 2024.
NOTE  5  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had $611,000 of available capital loss carryforwards.

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At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $76,026,000. Net unrealized gain aggregated $4,427,000 at period-end, of which $8,558,000 related to appreciated investments and $4,131,000 related to depreciated investments.
NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

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Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of April 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,979,635 shares of the fund, representing 66% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

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INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings at troweprice.com.
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

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Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
In the course of its deliberations, the Board considered that the fund only recently incepted in June 2023 and does not yet have a meaningful performance track record. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the fund’s limited operating history, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023, the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The all-inclusive management fee

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includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors, and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The

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information provided to the Board indicated that the fund’s actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe) and the fund’s total expenses ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1076-051 06/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024